Prepaid Expenses (Schedule of Prepaid Expenses) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Prepaid Expenses [Abstract]
Prepaid expenses	$ 416,080	$ 468,600
Deposits	20,281	21,302
Total current prepaid expenses	$ 436,361	$ 489,902